UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2008

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                October 31, 2008
                                   (unaudited)

                                                                            % OF
                                                                          MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE       CAPITAL
-------------------                         ------------   ------------   --------
Davidson Kempner Partners                   $ 50,000,000   $ 60,898,271    15.53%
Farallon Capital Offshore Investors, Inc.     58,173,974     46,902,463    11.96
FFIP, L.P.                                    46,630,000     53,920,125    13.76
HBK Fund L.P.                                 35,400,420     29,739,984     7.59
Ishin Fund, LLC                               35,361,920     26,344,915     6.72
Lazard Emerging Income, L.P.                  11,961,171     12,935,160     3.30
Oceanwood Global Opportunities Fund L.P.      55,000,000     43,896,235    11.20
Parsec Trading Corp.                          42,555,466     33,065,828     8.43
Pequot Credit Opportunities Fund, L.P.        19,376,669     15,877,840     4.05
Pequot Short Credit Fund, L.P.                25,664,681     34,169,033     8.72
Sowood Alpha Fund, L.P.                        3,453,269      1,793,009     0.46
                                            ------------   ------------    -----
   Total                                    $383,577,570   $359,542,863    91.72%
                                            ============   ============    =====

The aggregate cost of investments for tax purposes was $428,878,656. Net unrealized depreciation on investments for tax purposes was $69,335,793 consisting of $9,323,405 of gross unrealized appreciation and $78,659,198 of gross unrealized depreciation.

Percentages are based on Members' Capital of $392,003,552. The investments in portfolio funds shown above, representing 91.72% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2008
                                  (unaudited)

                                                                   % OF
                                                                 MEMBERS'
PORTFOLIO FUND NAME                    COST           VALUE       CAPITAL
-------------------                ------------   ------------   --------
Anchorage Capital Partners, L.P.   $ 30,000,000   $ 26,927,379     7.81%
Aurelius Capital Partners, L.P.      55,500,000     58,012,507    16.82
King Street Capital, L.P.            51,050,000     61,189,797    17.74
One East Partners, L.P.              13,965,543      7,572,604     2.20
Silver Point Capital Fund, L.P.      51,100,000     48,291,003    14.00
Watershed Capital Partners, L.P.     11,050,000     10,668,925     3.09
                                   ------------   ------------    -----
   Total                           $212,665,543   $212,662,215    61.66%
                                   ============   ============    =====

The aggregate cost of investments for tax purposes was $231,344,568. Net unrealized depreciation on investments for tax purposes was $18,682,353 consisting of $5,481,886 of gross unrealized appreciation and $24,164,239 of gross unrealized depreciation.

Percentages are based on Members' Capital of $344,925,687. The investments in portfolio funds shown above, representing 61.66% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                 Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2008
                                  (unaudited)

                                                                    % OF
                                                                  MEMBERS'
PORTFOLIO FUND NAME                     COST           VALUE       CAPITAL
-------------------                 ------------   ------------   --------
Bay Pond Partners, L.P.             $ 32,000,000   $ 50,601,634     5.59%
Bay Resource Partners, L.P.           37,500,000     46,899,000     5.18
Bay II Resource Partners, L.P.        13,000,000     10,243,000     1.13
Bravura 99 Fund, L.P.                 37,022,437     34,352,352     3.80
Cadian Fund LP                        45,000,000     38,739,395     4.28
Cadmus Capital Partners (QP), L.P.     4,542,459      3,410,709     0.38
Cantillon Pacific, L.P.               13,000,000     11,664,962     1.29
Cantillon U.S., L.P.                  22,699,464     23,405,600     2.59
Cantillon World, L.P.                 40,000,000     38,793,880     4.29
Conatus Capital Partners LP           17,500,000     15,865,990     1.75
Copper River Partners, L.P.           36,000,000     17,130,456     1.89
The Elkhorn Fund, LLC                 67,854,685     67,432,523     7.45
Highside Capital Partners, L.P.       48,361,169     65,540,763     7.24
Icarus Qualified Partners, L.P.       26,000,000     49,913,259     5.51
JL Partners, L.P.                     51,015,887     66,360,786     7.33
Millgate Partners II, L.P.            22,000,000     23,115,804     2.56
North River Partners, L.P.            45,650,000     51,620,666     5.70
ValueAct Capital Partners III, L.P.   75,000,000     51,268,817     5.66
Viking Global Equities, L.P.          55,000,000     89,543,969     9.89
Woodbourne Daybreak Global Fund L.P.  43,632,534     22,638,977     2.50
                                    ------------   ------------    -----
   Total                            $732,778,635   $778,542,542    86.01%
                                    ============   ============    =====

The aggregate cost of investments for tax purposes was $826,094,794. Net unrealized depreciation on investments for tax purposes was $47,552,252 consisting of $50,468,374 of gross unrealized appreciation and $98,020,626 of gross unrealized depreciation.

Percentages are based on Members' Capital of $905,157,044. The investments in portfolio funds shown above, representing 86.01% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2008
                                  (unaudited)

                                                        % OF
                                                      MEMBERS'
PORTFOLIO FUND NAME          COST          VALUE       CAPITAL
-------------------       -----------   -----------   --------
GMO Mean Reversion Fund   $26,000,000   $40,692,369    87.44%
                          -----------   -----------    -----
   Total                  $26,000,000   $40,692,369    87.44%
                          ===========   ===========    =====

The aggregate cost of investments for tax purposes was $28,969,923. Net unrealized appreciation on investments for tax purposes was $11,722,446 consisting of $11,722,446 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $46,535,604. The investments in portfolio funds shown above, representing 87.44% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                October 31, 2008
                                  (unaudited)

                                                                                       % OF
                                                                                     MEMBERS'
PORTFOLIO FUND NAME                                        COST           VALUE       CAPITAL
-------------------                                    ------------   ------------   --------
Davidson Kempner Healthcare Fund L.P.                  $ 12,700,000   $  9,593,918     5.77%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.     21,500,000     30,962,610    18.62
Joho Partners, L.P.                                      19,000,000     25,854,395    15.55
Pequot Short Credit Fund, L.P.                           14,000,000     18,550,876    11.15
Samlyn Onshore Fund, L.P.                                 2,000,000      1,944,728     1.17
Sansar Capital, L.P.                                     18,000,000      9,585,442     5.76
Sheffield Institutional Partners, L.P.                    8,500,000      8,129,105     4.89
Spindrift Partners, L.P.                                 18,000,000     14,307,222     8.60
                                                       ------------   ------------    -----
   Total                                               $113,700,000   $118,928,296    71.51%
                                                       ============   ============    =====

The aggregate cost of investments for tax purposes was $119,514,830. Net unrealized depreciation on investments for tax purposes was $586,534 consisting of $17,324,791 of gross unrealized appreciation and $17,911,325 of gross unrealized depreciation.

Percentages are based on Members' Capital of $166,300,573. The investments in portfolio funds shown above, representing 71.51% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at October 31, 2008:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $359,542,863   $359,542,863
                                     ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $212,662,215   $212,662,215
                                     ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $778,542,542   $778,542,542
                                     ===       ===     ============   ============

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $40,692,369    $ 40,692,369
                                     ===       ===     ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $118,928,296   $118,928,296
                                     ===       ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          AETOS CAPITAL                   AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL       MARKET
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT       NEUTRAL      AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------   -------------
Beginning Balance as of 1/31/08          $ 536,259,329    $151,547,464    $932,836,479    $ 74,361,272    $146,506,648
Realized gain/(loss)                        11,315,910       3,682,236       8,845,889       2,362,821        (550,644)
Change in unrealized
   appreciation/(depreciation)             (81,687,711)    (26,350,792)    (99,875,346)      4,013,229     (10,578,352)
Net purchase/sales                        (106,344,665)     83,783,307     (63,264,480)    (40,044,953)    (16,449,356)
Net transfers in and/or out of Level 3              --              --              --              --              --
                                         -------------    ------------    ------------    ------------    ------------
ENDING BALANCE AS OF 10/31/08            $ 359,542,863    $212,662,215    $778,542,542    $ 40,692,369    $118,928,296
                                         =============    ============    ============    ============    ============

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Aetos Capital Long/Short Strategies Fund, LLC


By (Signature and Title)*          /s/ Michael F. Klein
                                   -----------------------------------
                                   Michael F. Klein, President

Date: December 23, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Michael F. Klein
                                   -----------------------------------
                                   Michael F. Klein, President

Date: December 23, 2008

By (Signature and Title)*          /s/ Scott D. Sawyer
                                   -----------------------------------
                                   Scott D. Sawyer, Treasurer

Date: December 23, 2008

* Print the name and title of each signing officer under his or her signature.